Stockholders' Equity - Summary of Movements in Accumulated Other Comprehensive (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 36.8	$ (76.5)
Other comprehensive (loss)/income before reclassifications into general and administrative	53.7	113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income (loss), net of tax	53.7	113.3	(74.0)
Ending balance	90.5	36.8	(76.5)
Foreign Currency Translation Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	36.7	(76.6)
Other comprehensive (loss)/income before reclassifications into general and administrative	48.4	113.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income (loss), net of tax	48.4	113.3
Ending balance	85.1	36.7
Unrealized Gains / (Losses) Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.1	0.1
Other comprehensive (loss)/income before reclassifications into general and administrative	5.3
Amounts reclassified from accumulated other comprehensive (loss) into general and administrative
Total other comprehensive income (loss), net of tax	5.3
Ending balance	$ 5.4	$ 0.1